Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%
Income tax exemptions and reliefs	(17.40%)	(14.52%)
Income tax difference under different tax jurisdictions	(18.09%)	(4.84%)
Non-deductible expense	(0.38%)	(0.18%)
Development & research expense	25.65%	38.27%
Prior year loss carry forward
Effect of change in valuation allowance	(15.28%)	(43.73%)
Income tax expense	(0.50%)